J.P. MORGAN INSTITUTIONAL LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

Shares                                                                             VALUE
--------------------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
CAPITAL MARKETS - 0.6%
SECURITIES & ASSET MANAGEMENT - 0.6%
                 2,400  TD Waterhouse Group, Inc.(+)SHARES                    $     31,800
                                                                        ----------------------
COMPUTER HARDWARE - 16.2%
COMPUTER HARDWARE & BUSINESS MACHINES - 16.2%
                 7,200  Cisco Systems Inc.(+)                                      344,699
                 5,500  Compaq Computer Corp.                                      118,250
                 3,000  Dell Computer Corp.(+)                                      57,750
                 4,850  Quantum Corporate - Hard Disk Drive(+)                      42,438
                 6,500  Quantum Corp. - DLT & Storage Systems(+)                    87,750
                   700  Redback Networks Inc.(+)                                    48,869
                 2,000  Sun Microsystems, Inc.(+)                                  152,125
                                                                        ----------------------
                                                                                   851,881
                                                                        ----------------------
CONSUMER SERVICES - 7.2%
ENTERTAINMENT - 0.6%
                   600  Viacom, Inc. Cl B(+)                                        30,675
                                                                        ----------------------
MEDIA - 6.6%
                 6,640  AT&T Corp. - Liberty Media Group Cl A(+)                    90,055
                 1,649  Charter Communications, Inc.(+)                             32,568
                 1,900  Comcast Corp. Cl A(+)                                       73,031
                 1,600  News Corp. Ltd. (The) ADR(i)                                55,800
                 1,600  Time Warner Inc.                                            99,200
                                                                        ----------------------
                                                                                   350,654
                                                                        ----------------------
                                                                                   381,329
                                                                        ----------------------
CONSUMER STABLE - 2.4%
FOOD & BEVERAGE - 0.8%
                   900  PepsiCo, Inc.                                               40,838
                                                                        ----------------------
HOME PRODUCTS - 0.7%
                 1,100  Gillette Co.                                                37,263
                                                                        ----------------------
TOBACCO - 0.9%
                 1,200  Philip Morris Companies Inc.                                45,824
                                                                        ----------------------
                                                                                   123,925
                                                                        ----------------------
ENERGY - 3.2%
ENERGY RESERVES & PRODUCTION - 0.8%
                   700  Anadarko Petroleum Corp.                                    41,650
                                                                        ----------------------
OIL SERVICES - 2.4%
                 1,500  Cooper Cameron Corp.(+)                                     81,375
                   800  Diamond Offshore Drilling, Inc.                             24,150
                 2,100  Global Industries, Ltd.(+)                                  21,263
                                                                        ----------------------
                                                                                   126,788
                                                                        ----------------------
                                                                                   168,438
                                                                        ----------------------

Shares                                                                             VALUE
--------------------------------------------------------------------------------------------

FINANCE - 5.2%
BANKS - 1.0%
                 1,100  Citigroup Inc.                                        $     54,794
                                                                        ----------------------
FINANCIAL SERVICES - 4.2%
                 4,500  General Electric Co.                                       223,031
                                                                        ----------------------
                                                                                   277,825
                                                                        ----------------------
HEALTH SERVICES & SYSTEMS - 3.1%
MEDICAL PRODUCTS & SUPPLIES - 2.5%
                   500  Bard (C.R.), Inc.                                           24,625
                 1,300  Medtronic, Inc.                                             69,225
                   600  Waters Corp.(+)                                             38,588
                                                                        ----------------------
                                                                                   132,438
                                                                        ----------------------
MEDICAL PROVIDERS & SERVICES - 0.6%
                   800  Tenet Healthcare Corp.(+)                                   34,050
                                                                        ----------------------
                                                                                   166,488
                                                                        ----------------------
INDUSTRIAL CYCLICAL - 10.9%
CHEMICALS - 1.1%
                 1,700  Air Products & Chemicals, Inc.                             58,543
                                                                        ----------------------
ELECTRICAL EQUIPMENT - 8.3%
                 1,500  Advanced Fibre Communications, Inc.(+)                     38,813
                   400  CIENA Corp.(+)                                             30,375
                   600  Comverse Technology, Inc.(+)                               51,713
                   500   Corvis Corp.(+)                                           14,406
                   900  DSP Group, Inc.(+)                                         21,713
                 3,260  Lucent Technologies Inc.                                   50,734
                 1,400  Motorola, Inc.                                             28,088
                 1,300  Netro Corp.(+)                                             12,513
                   641  Nortel Networks Corp.                                      24,198
                   300  Oni Systems Corp.(+)                                       13,050
                   500  Sycamore Networks, Inc.(+)                                 20,719
                 1,500  Tellabs, Inc.(+)                                           79,499
                 1,700  Teradyne, Inc.(+)                                          51,106
                                                                        ----------------------
                                                                                   436,927
                                                                        ----------------------
INDUSTRIAL PARTS - 1.5%
                 1,500  Tyco International Ltd.(i)                                  79,124
                                                                        ----------------------
                                                                                   574,594
                                                                        ----------------------
PHARMACEUTICALS - 18.6%
DRUGS - 18.6%
                   400  Abgenix, Inc.(+)                                             19,525
                   300  Affymetrix, Inc.(+)                                          17,700
                 1,400  Alza Corp.(+)                                                62,125
                 1,300  Amgen Inc.(+)                                                82,713
                 1,400  Bristol-Myers Squibb Co.                                     97,038
                   200  Genentech, Inc.(+)                                           13,613

1  The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)
NOVEMBER 30, 2000

Shares                                                                             VALUE
--------------------------------------------------------------------------------------------
                   200  Human Genome Sciences, Inc.(+)                        $     12,438
                   100  IDEC Pharmaceuticals Corp.(+)                               17,406
                   600  Immunex Corp.(+)                                            22,313
                 1,400  Lilly (Eli) & Co.                                          131,162
                   500  Millennium Pharmaceuticals, Inc.(+)                         24,281
                 5,600  Pfizer, Inc.                                               248,149
                 2,100  Pharmacia Corp.                                            128,099
                 1,900  Schering-Plough Corp.                                      106,518
                                                                        ----------------------
                                                                                   983,080
                                                                        ----------------------
RETAIL - 3.9%
DEPARTMENT STORES - 2.8%
                 1,400  Target Corp.                                                42,088
                 2,000  Wal-Mart Stores, Inc.                                      104,374
                                                                        ----------------------
                                                                                   146,462
                                                                        ----------------------
GROCERY STORES - 0.6%
                   500  Safeway Inc.(+)                                             29,469
                                                                        ----------------------
SPECIALTY STORES - 0.5%
                   700  Grainger (W.W.), Inc.                                       25,594
                                                                        ----------------------
                                                                                   201,525
                                                                        ----------------------
SEMICONDUCTORS - 10.6%
SEMICONDUCTOR - 10.6%
                   700  Applied Materials, Inc.(+)                                  28,306
                 7,800  Intel Corp.                                                296,887
                   300  JDS Uniphase Corp.(+)                                       15,019
                 2,600  Lam Research Corp.(+)                                       39,000
                 1,000  Micron Technology, Inc.(+)                                  31,500
                   200  PMC-Sierra, Inc.(+)                                         18,438
                   200  SDL, Inc.(+)                                                36,350
                 1,800  Texas Instruments Inc.                                      67,163
                   800  Xilinx, Inc.(+)                                             31,200
                                                                        ----------------------
                                                                                   563,863
                                                                        ----------------------
SOFTWARE & SERVICES - 14.2%
COMPUTER SOFTWARE - 10.9%
                   800  Amdocs Ltd.(+)                                              43,300
                   200  Applera Corp.-Applied Biosystems Group                      16,525
                   400  BEA Systems, Inc.(+)                                        23,425
                 1,600  Entrust Technologies Inc.(+)                                24,600
                   300  International Business Machines Corp.                       28,050
                 1,900  J.D. Edwards & Co.(+)                                       48,213
                 4,200  Microsoft Corp.(+)                                         240,974
                 1,800  Oracle Corp.(+)                                             47,700
                 3,300  Parametric Technology Corp.(+)                              36,713
                   800  Peregrine Systems, Inc.(+)                                  13,000
                   580  Veritas Software Corp.(+)                                   56,586
                                                                        ----------------------
                                                                                   579,086
                                                                        ----------------------

Shares                                                                             VALUE
--------------------------------------------------------------------------------------------

INFORMATION SERVICES - 1.2%
                 1,000  Automatic Data Processing, Inc.                     $       65,999
                                                                        ----------------------
INTERNET - 2.1%
                   400  Akamai Technologies, Inc.(+)                                11,500
                 1,000  America Online, Inc.(+)                                     40,610
                 1,000  BroadVision, Inc.(+)                                        22,625
                   100  Juniper Networks, Inc.(+)                                   12,463
                 1,100  Portal Software, Inc.(+)                                     7,013
                 1,200  Vitria Technology, Inc.(+)                                  18,750
                                                                        ----------------------
                                                                                   112,961
                                                                        ----------------------
                                                                                   758,046
                                                                        ----------------------
TELECOMMUNICATIONS - 2.8%
TELEPHONE - 1.9%
                 1,100  Level 3 Communications, Inc.(+)                             29,563
                 1,910  Qwest Communications International Inc.(+)                  72,102
                                                                        ----------------------
                                                                                   101,665
                                                                        ----------------------
WIRELESS TELECOMMUNICATIONS - 0.9%
                 1,000  Nextel Partners, Inc. Cl A(+)                               16,125
                 1,400  Sprint Corp. PCS(+)                                         31,763
                                                                        ----------------------
                                                                                    47,888
                                                                        ----------------------
                                                                                   149,553
                                                                        ----------------------
UTILITIES - 0.8%
ELECTRICAL UTILITY - 0.8%
                 1,000  Dynegy Inc. Cl A                                            44,250
                                                                        ----------------------
TOTAL COMMON STOCKS                                                              5,276,597
                                                                        ----------------------
  (Cost $5,315,512)

SHORT-TERM INVESTMENTS - 0.3%
INVESTMENT COMPANIES - 0.3%
                 18,358  J.P. Morgan Institutional
                           Prime Money Market Fund(a)                       $       18,358
                                                                        ----------------------
  (Cost $18,358)
TOTAL INVESTMENT SECURITIES - 100.0%                                            $5,294,955
                                                                        ======================
  (Cost $5,333,870)

ADR - American Depositary Receipt
(a) Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(i)  Foreign security
(+) Non-income producing security


The Accompanying Notes are an Integral Part of the Financial Statements.   2

J.P. MORGAN INSTITUTIONAL LARGE CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investments at Value (Cost $5,333,870)                              $5,294,955
Cash                                                                    10,595
Receivable for Expense Reimbursement                                     7,515
Dividend and Interest Receivable                                         1,728
Receivable for Investments Sold                                          1,396
                                                                   -------------
TOTAL ASSETS                                                         5,316,189
                                                                   -------------
LIABILITIES
Advisory Fee Payable                                                     2,423
Shareholder Servicing Fee Payable                                          485
Administrative Services Fee Payable                                        230
Accrued Expenses                                                        38,236
                                                                   -------------
TOTAL LIABILITIES                                                       41,374
                                                                   -------------
NET ASSETS
Applicable to 337,983 Shares Outstanding (par value
$0.001, unlimited share authorized)                                 $5,274,815
                                                                   =============
Net Asset Value, Offering and Redemption Price per Share                $15.61
                                                                   =============
ANALYSIS OF NET ASSETS
Paid-in Capital                                                     $5,083,579
Accumulated Net Investment Loss                                        (8,447)
Accumulated Net Realized Gain on Investments                           238,598
Net Unrealized Depreciation on Investments                            (38,915)
                                                                   -------------
NET ASSETS                                                          $5,274,815
                                                                   =============

3    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL LARGE CAP GROWTH FUND
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000

INVESTMENT INCOME
INCOME
Dividend Income (Net of Foreign Withholding Tax of $64)            $   14,138
Dividend Income from Affiliated Investments (Includes
   Reimbursement from Affiliate of $36)                                 1,510
Interest Income                                                            70
                                                                   -------------
   Investment Income                                                   15,718
                                                                   -------------
EXPENSES
Professional Fee                                                       19,684
Advisory Fee                                                           16,086
Printing Expenses                                                       8,229
Custody Fee                                                             5,069
Shareholder Servicing Fee ()-- J.P. Morgan Institutional Shares         3,216
Administrative Service Fee                                              1,543
Miscellaneous                                                          16,778
                                                                   -------------
   Total Expenses                                                      70,605
Less: Reimbursement of Expenses                                      (46,440)
                                                                   -------------
   Net Expenses                                                        24,165
                                                                   -------------
NET INVESTMENT LOSS                                                   (8,447)
                                                                   -------------
REALIZED AND UNREALIZED LOSS
NET REALIZED LOSS ON INVESTMENT TRANSACTIONS                         (145,688)
                                                                   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  ON INVESTMENT TRANSACTIONS                                         (761,604)
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(915,739)
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.    4

J.P. MORGAN INSTITUTIONAL LARGE CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30 (UNAUDITED) AND
THE YEAR ENDED MAY 31, 2000

INCREASE (DECREASE) IN NET ASSETS
                                                         NOVEMBER 30, 2000      MAY 31, 2000
FROM OPERATIONS
Net Investment Income (Loss)                                $   (8,447)            $      218
Net Realized Gain (Loss) on Investments                       (145,688)               394,234
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                               (761,604)               534,656
                                                        ------------------   ------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                                (915,739)               929,108
                                                        ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                              -                    (218)
In Excess of Net Investment Income                                 -                  (4,102)
Net Realized Gains                                                 -                 (78,659)
                                                        ------------------   ------------------
   Total Distributions to Shareholders                             -                 (82,979)
                                                        ------------------   ------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Reinvestment of Distributions                                      -                   82,979
                                                        ------------------   ------------------
   Total Increase (Decrease) in Net Assets                    (915,739)               929,108
                                                        ------------------   ------------------
NET ASSETS
Beginning of Period                                           6,190,554             5,261,446
                                                        ------------------   ------------------
End of Period                                                $5,274,815            $6,190,554
                                                        ==================   ==================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Reinvestment of Distributions                                      -                    4,610
                                                        ==================   ==================

5   The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD IS AS FOLLOWS:

                                                                                                      FOR THE PERIOD
                                                                 FOR THE                             DECEMBER 31, 1998
                                                            SIX MONTHS ENDED          FOR THE        (COMMENCEMENT OF
                                                            NOVEMBER 30, 2000       YEAR ENDED      OPERATIONS) THROUGH
                                                               (UNAUDITED)         MAY 31, 2000        MAY 31, 1999
                                                         ---------------------------------------------------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                   $18.32               $15.78               $15.00
                                                         ---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                     (0.02)                 0.01                   -
Net Realized and Unrealized Gain (Loss) on Investments           (2.69)                 2.78                 0.78
                                                         ---------------------------------------------------------------
Total from Investment Operations                                 (2.71)                 2.79                 0.78
                                                         ---------------------------------------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                              -                  (0.00)(c)                -
         In Excess of Net Investment Income                        -                   (0.01)                  -
         Net Realized Gains                                        -                   (0.24)                  -
                                                         ---------------------------------------------------------------
Total Distributions to Shareholders                                -                   (0.25)                  -
                                                         ---------------------------------------------------------------
NET ASSET VALUE PER SHARE, END OF PERIOD                         $15.61                $18.32               $15.78
                                                         ===============================================================
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                   (14.79)%(a)             17.70%              5.20%(a)
Net Assets, End of Period (in thousands)                          $5,275               $6,191              $5,261
Ratios to Average Net Assets
   Net Expenses                                                   0.75%(b)               0.75%             0.75%(b)
   Net Investment Income                                         (0.26)%(b)           (0.00)%(d)          (0.03)%(b)
   Expenses Without Reimbursement                                 2.19%(b)              2.30%              4.01%(b)
Portfolio Turnover                                                  36%                  66%                  35%

(a)  Not annualized
(b)  Annualized
(c)  Less than $0.005
(d)  Less than 0.005%


The Accompanying Notes are an Integral Part of the Financial Statements.    6

J.P. MORGAN INSTITUTIONAL LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Organization--J.P. Morgan Institutional Large Cap Growth Fund (the "Fund''), registered as J.P. Morgan Large Cap Growth Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "Trust"), which was organized on August 15, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Trustees of the Trust have divided the beneficial interests in the Fund into two classes of shares, Institutional Shares and Select Shares. The investment objective is to provide long-term growth from a portfolio of large cap stocks. Currently, the Fund only offers Institutional Shares. The Fund commenced operations on December 30, 1998. The Declaration of Trust permits the Trustees to issue an unlimited number of shares in the Fund.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

     Security Valuations--Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities, with a remaining maturity of sixty days or less are valued using the amortized cost method.

    Security Transactions--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    Investment Income--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

     Income Tax Status--It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    Distributions to Shareholders--Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are paid annually.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    Advisory--The Trust, on behalf of the Fund, has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Fund pays JPMIM at an annual rate of 0.50% of the Fund's average daily net assets.

    The Fund may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Fund in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Fund investment in an affiliated money market fund. The amount listed on the Statement of Operations as Dividend Income from Affiliated Investments is the amount the Fund earned.

    Administrative Services--The Trust has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Trust. Under the Services Agreement, the Trust has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds

J.P. MORGAN INSTITUTIONAL LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

NOVEMBER 30, 2000

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Distributor, Inc. The portion of this charge payable by the Trust is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Fund to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Fund, exceed 0.75% of the Fund's average daily net assets through September 30, 2001.

    Administration--The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    Shareholder Servicing--The Trust has a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services that is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund.

    Fund Services-- The Trust has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of PGI.

    Trustees--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $8.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

    During the six months ended November 30, 2000, the Fund purchased $2,249,830 of investment securities and sold $2,257,057 of investment securities other than U.S. government securities and short-term investments. There were no purchases or sales of U.S. government securities.

--------------------------------------------------------------------------------
4. BANK LOANS

    The Fund may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective May 23, 2000, the Fund, along with certain other Funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with DeutscheBank. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount.

J.P. MORGAN INSTITUTIONAL LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

--------------------------------------------------------------------------------
5. CONCENTRATIONS OF RISK

    From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

--------------------------------------------------------------------------------
6. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Fund's adviser.

NOTES
--------------------------------------------------------------------------------

[back cover]


J.P. MORGAN INSTITUTIONAL FUNDS
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Treasury Money Market Fund
           ---------------------------------------------------------------------
       Tax Aware Enhanced Income Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       New York Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Large Cap Growth Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Market Neutral Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware U.S. Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware Disciplined Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       Emerging Markets Equity Fund
           ---------------------------------------------------------------------
       European Equity Fund
           ---------------------------------------------------------------------
       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       SmartIndex(tm) Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Institutional Funds, call J.P.
           Morgan  Funds Services at (800) 766-7722.
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Morgan Guaranty Trust Company                                     MAILING
500 Stanton Christiana Road                                     INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24254   0101